Segment Information 10-Q - A PARADISE ACQUISITION CORP. (Details) - segment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting Information [Line Items]
Number of operating segments	1	1
A PARADISE ACQUISITION CORP.
Segment Reporting Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Segment description CODM description	Chief Executive Officer, Chief Financial Officer and Chairman (“CODM”), who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance.
Number of operating segments	1	1
Number of reportable segment	1	1